Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		¥ 753,316	¥ 413,120
Other comprehensive income (loss), net of tax:
Net unrealized losses on investment securities	[1]	(134,423)	(360,855)
Net debt valuation adjustments		866
Net unrealized gains on derivatives qualifying for cash flow hedges		19,205	2,683
Defined benefit plans		18,370	(23,592)
Foreign currency translation adjustments		(758,994)	(33,057)
Total		(854,976)	(414,821)
Comprehensive loss		(101,660)	(1,701)
Net income attributable to noncontrolling interests		2,433	31,813
Other comprehensive income (loss) attributable to noncontrolling interests		(30,537)	31,141
Comprehensive loss attributable to Mitsubishi UFJ Financial Group		¥ (73,556)	¥ (64,655)

[1]	Includes unrealized gains of ¥8 million and ¥9 million, net of tax, related to debt securities with credit component realized in earnings for the six months ended September 30, 2015 and 2016, respectively.